Oct. 31, 2024
Women in Leadership U.S. Equity Portfolio | (Women in Leadership U.S. Equity Portfolio)
Investment Objective
Long-term capital appreciation consistent with reasonable risk to principal.
Principal Investment Strategy

Under normal market circumstances, the Portfolio invests at least 80% of the value of its net assets (including borrowings for investment purposes) in equity securities, such as common stocks and preferred stocks, of U.S. small and medium (“SMID”) cap companies that Glenmede Investment Management LP (the “Advisor”) believes are undervalued. SMID cap companies include companies with the market capitalizations, at the time of purchase, that are within the market capitalization range of the smallest stock in the Russell 2500 Index to the largest stock in the Russell Midcap Index. That capitalization range was $7.8 million to $279.5 billion as of April 30, 2025.

The Advisor uses a combination of quantitative and fundamental research to select securities. The Advisor uses a quantitative proprietary multi-factor computer model which identifies a list of attractive securities having revenue and earnings growth potential with reasonable valuations, then applies fundamental research to select which securities to buy and sell for this Portfolio. The Advisor considers material environmental, social, and governance (ESG) criteria in the context of long-term investor decision making.

Average Annual Total Returns (for the periods ended December 31, 2024)
	Past 1 Year	Past 5 Years	Since Inception (December 22, 2015)
Return Before Taxes	15.78%	9.52%	10.98%
Return After Taxes on Distributions	12.47%	7.43%	9.56%
Return After Taxes on Distributions and Sale of Fund Shares	11.82%	7.33%	8.84%
Russell 3000® Index[1] (reflects no deduction for fees, expenses or taxes)	23.81%	13.86%	13.97%
	Past 1 Year	Past 5 Years	Since Inception (December 22, 2015)
Russell 1000® Index[1] (reflects no deduction for fees, expenses or taxes)	24.51%	14.28%	14.28%
Russell 2500® Index[2] (reflects no deduction for fees, expenses or taxes)	11.99%	8.77%	10.25%
Morningstar Large Value Average[2]	14.28%	9.20%	10.01%

[1]	Effective September 2, 2025, due to the Repositioning, the Portfolio’s primary broad-based index changed from the Russell 1000 Index to the Russell 3000 Index.
[2]	Effective September 2, 2025, due to the Repositioning, the Portfolio’s performance measurement index changed from the Morningstar Large Cap Value Average to the Russell 2500 Index. The Russell 2500 Index is provided so that investors may compare the performance of the Portfolio with an index composed of securities similar to those held by the Portfolio.